Other Disclosures - Remuneration of Board of Directors and Executive Management - Remuneration to Individual Members of Board of Directors (Details) € in Thousands, kr in Thousands	12 Months Ended
	Dec. 31, 2020 DKK (kr)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 DKK (kr)	Dec. 31, 2018 DKK (kr)
Other Disclosures [Line Items]
Ad hoc board fees	kr 400	€ 55,000
Board of Directors
Other Disclosures [Line Items]
Total remuneration to the Board of Directors	4,315		kr 3,033	kr 2,763
Board of Directors | Georges Gemayel (Chairman of the Board)
Other Disclosures [Line Items]
Board and committee fees	565		470	468
Ad hoc board fees	186
Travel allowance	27		64	47
Share-based compensation	161		28
Total remuneration to the Board of Directors	939		562	515
Board of Directors | Bo Jesper Hansen (Deputy Chairman of the Board)
Other Disclosures [Line Items]
Board and committee fees	421		395	394
Ad hoc board fees	112
Travel allowance	34		46	33
Share-based compensation	102		21
Total remuneration to the Board of Directors	669		462	427
Board of Directors | Martin Bonde
Other Disclosures [Line Items]
Board and committee fees	276		259	258
Share-based compensation	73		16
Total remuneration to the Board of Directors	349		275	258
Board of Directors | Martijn Kleijwegt
Other Disclosures [Line Items]
Board and committee fees	304		285	284
Travel allowance	35		46	33
Share-based compensation	73		16
Total remuneration to the Board of Directors	412		347	317
Board of Directors | Rémi Droller
Other Disclosures [Line Items]
Board and committee fees	288		270	269
Travel allowance	25		46	33
Share-based compensation	73		16
Total remuneration to the Board of Directors	386		332	302
Board of Directors | Sten Verland
Other Disclosures [Line Items]
Board and committee fees	327		309	307
Travel allowance	1
Share-based compensation	73		16
Total remuneration to the Board of Directors	401		325	307
Board of Directors | Anders Hedegaard
Other Disclosures [Line Items]
Board and committee fees	288		270	269
Travel allowance	13		46
Share-based compensation	73		16
Total remuneration to the Board of Directors	374		332	269
Board of Directors | Catherine Moukheibir
Other Disclosures [Line Items]
Board and committee fees	355		336	335
Ad hoc board fees	112
Travel allowance	23		46	33
Share-based compensation	73		16
Total remuneration to the Board of Directors	563		kr 398	kr 368
Board of Directors | Carrolee Barlow
Other Disclosures [Line Items]
Board and committee fees	77
Share-based compensation	145
Total remuneration to the Board of Directors	kr 222